Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Provided From (used By) Operations:
Net Loss For The Year	$ (1,832)	$ (1,708)	$ (1,043)
Items Not Involving Cash:
Accrued Interest	33	24	44
Amortization	55	48	48
Change In Fair Value Of Marketable Securities	384	760	(131)
Share-based Payments	974	170	120
Write-off Of Mineral Property Interest	0	(1,127)	0
Mineral Property Option Income	(753)	(251)	(5)
Cash Flows From (used In) Operations Before Changes In Working Capital	(1,345)	(1,359)	(708)
Changes In Non-cash Working Capital Items:
Receivables And Prepaids	(153)	(221)	11
Accounts Payable And Accrued Liabilities	605	173	(116)
Net Cash Used By Operating Activities	(893)	(1,407)	(813)
Financing:
Issuance Of Common Shares, Net Of Share Issuance Costs	4,165	6,140	1,008
Exercise Of Stock Options	204	138	0
Exercise Of Warrants	72	0	0
Lease Payments	(38)	(35)	(36)
Net Cash Provided From Financing Activities	4,403	6,243	972
Investing:
Mineral Property Interests, Net Of Recoveries	(8,190)	(793)	(1,153)
Deferred Royalty Payment	0	0	(35)
Proceeds From Disposition Of Marketable Securities	656	296	518
Proceeds From Promissory Note Receivable	0	0	59
Expenditures For Equipment	(16)	(4)	(8)
Net Cash Used By Investing Activities	(7,550)	(501)	(619)
Unrealized Foreign Exchange (loss) Gain On Cash	(69)	(141)	54
(decrease) Increase In Cash	(4,109)	4,194	(406)
Cash, Beginning Of Year	6,117	1,923	2,329
Cash, End Of Year	2,008	6,117	1,923
Non-cash Financing And Investing Activities:
Fair Value Of Marketable Securities Received From Option On Mineral Property Interests	1,010	691	0
Fair Value Of Common Shares Issued For:
Mineral Property Interests	0	0	23
Fair Value Allocated To Common Shares Issued On Exercise Of:
Stock Options	180	98	0
Share Appreciation Rights	59	49	0
Fair Value Of Finders Fee Warrants From:
Issuance Of Finders Fee Warrants	150	127	32
Expiration Of:
Expiration Of Stock Options	0	38	155
Finders Fee Warrants	0	0	22
Share Issuance Costs Included In Accounts Payable	0	0	5
Income Taxes Paid	0	0	0
Interest Received	0	0	0
Interest Paid	$ 21	$ 26	$ 17